Credit Facilities, Long-Term Debt and Lease Liabilities - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,361	$ 3,212
2021
Disclosure of detailed information about borrowings [line items]
Lease commitments for short-term leases for which recognition exemption has been used	(13)
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,264
Lease liabilities	134
Gross carrying amount | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	96
Lease liabilities	(5)
Gross carrying amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	626
Lease liabilities	6
Gross carrying amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	277
Lease liabilities	5
Gross carrying amount | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	119
Lease liabilities	5
Gross carrying amount | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	136
Lease liabilities	5
Gross carrying amount | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	2,010
Lease liabilities	$ 118